Note 14 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit)	$ 2	$ 19	$ 57	$ 58